Leases - Leases in the Balance Sheet and Leases in the Income Statement (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Leases in the Balance Sheet
Total right-of-use assets	€ 1,967	€ 1,857	€ 1,967
Non-current assets	€ 44,999	€ 43,402	44,999
Right-of-use assets as % of non-current assets	4.00%	4.00%
Current lease liabilities	€ 389	€ 380	389
Current financial liabilities	€ 3,273	€ 2,348	3,273
Current lease liabilities as % of current financial liabilities	12.00%	16.00%
Non-current lease liabilities	€ 1,814	€ 1,740	1,814
Non-current financial liabilities	€ 12,923	€ 13,605	12,923
Non-current lease liabilities as % of non-current financial liabilities	14.00%	13.00%
Future minimum lease payments for facility leases that had not yet commenced		€ 161
Future commitments on services and IFRS 16-related assets related to data center leases		217
Leases in the Income Statement [Abstract]
Lease expenses within operating profit - Depreciation of right-of-use assets		396	396
Land and buildings
Leases in the Balance Sheet
Total right-of-use assets	€ 1,929	1,816	1,929
Other Property, Plant and Equipment
Leases in the Balance Sheet
Total right-of-use assets	€ 38	€ 41	€ 38